Balance Sheet (Parenthetical)	Dec. 31, 2015 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, shares authorized	90,000,000
Common shares par value | $ / shares	$ 0.0000001
Common stock, shares issued	40,000,000
Common stock, shares outstanding	40,000,000